Share Based Compensation (Tables)	12 Months Ended
Jun. 30, 2024
Share Based Compensation [Abstract]
Schedule of Changes in the RSUs	A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the year ended June 30, 2024 is as follows:
		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Awarded and unvested as of July 1, 2023	12,000	$38.45
Granted	1,124,731	$12.30
Cancelled/forfeited	—	$—
Vested	(1,124,731)	$12.44
Awarded and unvested as of June 30, 2024	12,000	$25.38
Expected to vest as of June 30, 2024	12,000	$25.38

Schedule of Share Option Activities	The following table summarized the Company’s share option activities for the year ended June 30, 2024:
			Weighted
			Average	Weighted
		Weighted	Remaining	Average
		Average	Contract	Grant	Aggregate
	Number of	Exercise	Life	Date	Intrinsic
	Options	Price	Years	Fair value	Value
Options outstanding on July 1, 2023	1,356,188	2.75	3.36	6.30	40,483,123
Granted	153,413	$5.00	4.75	$9.75	—
Cancelled/forfeited	(100,590)	$8.43	—	$4.29	—
Exercised	—	—	—	—	—
Options outstanding on June 30, 2024	1,409,011	$2.62	2.26	$6.81	1,559,571
Options vested and exercisable on June 30, 2024	1,199,131	$1.54	2.31	$7.36	2,625,298

Schedule of Key Assumptions Used to Determine the Fair Value of the Options at the Grant Date	The key assumptions used to determine the fair value of the options at the grant date were as follows:
	For the Year Ended June 30,
	2024	2023
Expected volatility	70.8%	53.3%
Risk-free interest rate	4.8%	2.6%
Expected dividend yield	0.0%	0.0%
Exercise multiple	n/a	2.2 ~ 2.8
Expected life	5.42	n/a